Organization and Operations - Additional Information (Detail) $ / shares in Units, $ in Thousands													1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 04, 2025 USD ($) $ / shares shares	Apr. 03, 2025 USD ($) ENGINE AIRFRAMES	Apr. 01, 2025 USD ($) AIRCRAFT	Mar. 18, 2025	Feb. 25, 2025 AIRCRAFT	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 24, 2024 USD ($) AIRFRAMES	Dec. 23, 2024 USD ($)	Oct. 01, 2024 USD ($) AIRCRAFT AIRFRAMES	Sep. 25, 2024 USD ($) AIRCRAFT	Jan. 19, 2024 AIRCRAFT	Dec. 20, 2019 AIRCRAFT	Jan. 31, 2024 AIRCRAFT	Jun. 30, 2025 USD ($) DAILYDEPARTURE STATE $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) DAILYDEPARTURE AIRCRAFT STATE CITY $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) DAILYDEPARTURE AIRCRAFT STATE CITY $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 30, 2024 USD ($)	Jul. 16, 2024 USD ($)	Mar. 15, 2024 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates | STATE														31						31		34
Number of aircrafts operated | AIRCRAFT																						67
Number of cities in which entity operates | CITY																				79		67
Number of daily departures | DAILYDEPARTURE														254						254		265
Net Income														$ 20,856	$ (58,631)	$ (114,558)	$ (19,908)	$ 11,660	$ (57,850)	$ (152,332)	$ (66,097)	$ (91,015)	$ (120,116)	$ (182,678)
Impairment of Long-Lived Assets to be Disposed of														100								73,700	50,600	62,100
Long-term debt														84,700						84,700		50,500
Increase in block hour rate percentage	3.00%
Purcahse of aircraft																				5,411	$ 16,908	20,313	36,641	$ 40,814
Outstanding principal amount														$ 112,970						$ 112,970		$ 310,271	$ 528,278
Wind-down and associated cost																											$ 1,000
Common stock, no par value | $ / shares														$ 0						$ 0		$ 0	$ 0
Consideration For Amended Description																				Additionally, in January 2023, in consideration for entering in the Amended and Restated United CPA and providing the revolving line of credit, discussed in Note 8, the Company (i) granted United the right to designate one individual to the Company’s board of directors (the “United Designee”), which occurred effective May 2, 2023 with the appointment of Jonathan Ireland and (ii) issued to United 4,042,061 shares of the Company’s common stock equal to approximately 10% of the Company’s issued and outstanding capital stock on such date (the “United Shares”). United’s board designee rights will terminate at such time as United’s equity ownership in the Company falls below five percent (5%) of the Company’s issued and outstanding stock
United capacity purchase agreement termination notice period																				30 days		30 days
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Increase in block hour rate percentage	3.00%
Subsequent Event [Member] | Merger Agreement with Republic Airways Holdings, Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock , par value | $ / shares	$ 0.001
Right to receive shares of common stock | shares	584.9
Common stock, no par value | $ / shares	$ 0
Termination fee	$ 1,500
Percentage of shares issues at closing of merger	6.00%
United Revolving Credit Facility [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revolving loan										$ 12,400				$ 10,500						$ 10,500
United Revolving Credit Facility [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan balance forgiven																									$ 4,500
UST Loan [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Outstanding principal amount																						$ 113,700
UST Loan [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum collateral coverage ratio								1.55
United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum liquidity requirement of cash and cash equivalents																										$ 15,000
Reimbursement of transition expenses									$ 14,000
United Capacity Purchase Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reimbursement of transition expenses			$ 14,000
Maximum [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT																				60		67
Minimum [Member] | UST Loan [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum collateral coverage ratio				0.91				0.99
Minimum [Member] | UST Loan [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum collateral coverage ratio				0.91				0.99
CRJ-700 Aircraft [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircraft sold | AIRCRAFT									2
CRJ-700 Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Purcahse of aircraft										11,000
Payment of outstanding obligations										$ 4,500
Number of aircrafts purchased | AIRCRAFT										2
CRJ-900 Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT																						12
Number of aircrafts to be removed | AIRCRAFT					12																	14
CRJ-900 Covered Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts to be removed | AIRCRAFT											8		8
CF34-8C Engines [Member] | Purchase agreement [Member] | UST Loan [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Expected gross proceeds from sale of asset		$ 16,300
Number of aircraft classified as assets held for sale | ENGINE		23
CRJ-900 Airframes [Member] | Purchase agreement [Member] | UST Loan [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Expected gross proceeds from sale of asset		$ 9,100					$ 19,000
Total expected gross proceeds from sale of productive assets		$ 28,100
Number of aircraft classified as assets held for sale | AIRFRAMES		14					15
CRJ-900 Airframes [Member] | Aircraft Purchase Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircraft sold | AIRFRAMES									4
E-175 Aircraft [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT																				60
Net Income																				$ (54,400)
Number of aircraft sold | AIRCRAFT																				18
E-175 Aircraft [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircraft sold | AIRCRAFT									2
E-175 Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT																				60		55
Number of aircrafts to be removed | AIRCRAFT																						18
E-175 Aircraft [Member] | Aircraft Purchase Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircraft sold | AIRCRAFT						18
Expected gross proceeds from sale of asset						$ 227,700
Expected proceeds from sale of asset						$ 84,700
Number of aircraft classified as assets held for sale | AIRCRAFT									18
Boeing 737400F [Member] | DHL Flight Services Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT												4
United Airlines Inc [Member] | E-175 Aircraft [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Pilot training costs								$ 14,000
United Airlines Inc [Member] | E-175 Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aircrafts operated | AIRCRAFT																						42
Lease expiration year																						2028
Number of aircrafts owned | AIRCRAFT																						18
Notice period for termination of agreement																				United, subject to certain conditions, including the payment of certain costs tied to aircraft type, to terminate the agreement in its discretion, or remove aircraft from service, by giving us notice of 90 days or more		United, subject to certain conditions, including the payment of certain costs tied to aircraft type, to terminate the agreement in its discretion, or remove aircraft from service, by giving us notice of 90 days or more.
United Airlines Inc [Member] | E-175 Aircraft [Member] | Maximum [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Lease expiration year																				2028		2028
United Airlines Inc [Member] | E-175 Aircraft [Member] | Minimum [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Lease expiration year																				2024		2024
United Airlines Inc [Member] | CRJ-900 and E-175 Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of combined fleet | AIRCRAFT									60
United Airlines Inc [Member] | CRJ-900 and E-175 Aircraft [Member] | United Capacity Purchase Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of combined fleet | AIRCRAFT			60
United Airlines Inc [Member] | E175LL Aircraft [Member] | United Capacity Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for termination of agreement																				United, subject to certain conditions, including the payment of certain costs tied to aircraft type, may terminate the agreement in its discretion, or remove E-175 aircraft from service, by giving us notice of 90 days or more		United, subject to certain conditions, including the payment of certain costs tied to aircraft type, may terminate the agreement in its discretion, or remove E-175 aircraft from service, by giving us notice of 90 days or more
Decrease in Scheduled Flying Activity [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net Income																				$ 152,300		$ (91,000)
Impairment of Long-Lived Assets to be Disposed of																						$ 73,700
Decrease in Scheduled Flying Activity [Member] | E-175 Aircraft [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Impairment of Long-Lived Assets to be Disposed of																				$ 111,800
Number of aircraft sold | AIRCRAFT																				18